Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Lessee, Lease, Description [Line Items]
Number of years after opted to extend	5 years
Sublease Income	$ 175	$ 0
Rent and occupancy
Lessee, Lease, Description [Line Items]
Operating lease expense	$ 3,337	$ 2,215
Maximum
Lessee, Lease, Description [Line Items]
Remaining Lease term	3 years 7 months 6 days
Minimum
Lessee, Lease, Description [Line Items]
Remaining Lease term	1 year